Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

The accompanying financial information as of March 31, 2014 and for the three months ended March 31, 2014 and 2013 have been prepared by the Company, without audit, in accordance with generally accepted accounting principles in the United States (GAAP) and applicable rules and regulations of the Securities and Exchange Commission regarding interim financial reporting. Certain information and note disclosures normally included in the financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations. However, the Company believes that the disclosures are adequate to make the information presented not misleading. The information included in this quarterly report on Form 10-Q should be read in conjunction with the consolidated financial statements and accompanying notes included in our Annual Report on Form 10-K for the fiscal year ended December 31, 2013.

In the opinion of management, the condensed consolidated financial statements as of March 31, 2014 and for the three months ended March 31, 2014 and 2013 reflect all adjustments, which are normal recurring adjustments, necessary to present a fair statement of financial position, results of operations, comprehensive loss and cash flows. The results of operations for the three months ended March 31, 2014 are not necessarily indicative of the operating results for the full fiscal year or any future periods.

Basis of Presentation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates

Conformity with GAAP requires the use of estimates and judgments that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are based on management’s knowledge about current events and expectations about actions we may undertake in the future. Actual results could differ materially from those estimates.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid financial instruments purchased with a maturity of three months or less to be cash equivalents. Cash and cash equivalents consist of cash on deposit, money market funds and certificates of deposit accounts (CDs) with U.S. financial institutions. The Company is exposed to credit risk in the event of default by financial institutions to the extent that cash and cash equivalents balances with financial institutions are in excess of amounts that are insured by the Federal Deposit Insurance Corporation. The Company has not experienced any losses on these deposits.

Cash and Cash Equivalents

The Company considers all highly liquid financial instruments purchased with a maturity of three months or less to be cash equivalents. Cash and cash equivalents consist of cash on deposit, money market funds and certificates of deposit accounts (CDs) with U.S. financial institutions. The Company is exposed to credit risk in the event of default by financial institutions to the extent that cash and cash equivalents balances with financial institutions are in excess of amounts that are insured by the Federal Deposit Insurance Corporation. The Company has not experienced any losses on these deposits.

Restricted Cash

Restricted Cash

The Company’s restricted cash consisted of cash that the Company was contractually obligated as of December 31, 2012 to use to pay off the entire indebtedness of the promissory note entered into in April 2012 with an original principal balance of $10,000,000. The Company paid the outstanding balance of the promissory note in January 2013, and as of December 31, 2013, had no remaining contractual obligations which restricted the use of cash. See Note 8 for further discussion.

Short-Term Investments

Short-Term Investments

The Company’s short-term investments consist of certificates of deposit with original maturities less than one year but greater than three months which are classified as held-to-maturity. Certificates of deposit are stated at their amortized cost with realized gains or losses, if any, reported as other income or expenses in the condensed consolidated statements of operations. The Company routinely evaluates the realizability of its short-term investments and recognizes an impairment charge when a decline in the estimated fair value of a short-term investment is below the amortized cost and determined to be other-than-temporary. The Company considers various factors in determining whether to recognize an impairment charge, including the duration of time and the severity to which the fair value has been less than amortized cost, any adverse changes in the investee’s financial condition, and the Company’s intent and ability to hold the short-term investment for a period of time sufficient to allow for any anticipated recovery in market value. To date, the Company has not recognized any losses on its short-term investments.

Short-Term Investments

The Company’s short-term investments consist of certificates of deposit with original maturities less than one year but greater than three months which are classified as held-to-maturity. Certificates of deposit are stated at their amortized cost with realized gains or losses, if any, reported as other income or expenses in the consolidated statements of operations. The Company routinely evaluates the realizability of its short-term investments and recognizes an impairment charge when a decline in the estimated fair value of a short-term investment is below the amortized cost and determined to be other-than-temporary. The Company considers various factors in determining whether to recognize an impairment charge, including the duration of time and the severity to which the fair value has been less than amortized cost, any adverse changes in the investee’s financial condition, and the Company’s intent and ability to hold the short-term investment for a period of time sufficient to allow for any anticipated recovery in market value. To date, the Company has not recognized any losses on its short-term investments.

The amortized cost and estimated fair values of short-term investments are summarized in the following table (in thousands):

	DECEMBER 31, 2013
	AMORTIZED COST	GROSS UNREALIZED GAINS	GROSS UNREALIZED LOSSES	ESTIMATED FAIR VALUE
Securities Held-to-Maturity
Certificates of deposit, with maturities less than 1 year	$13,677	$—	$(4)	$13,673

The short-term investments at December 31, 2013 were in inactive markets and, therefore, the estimated fair value is measured based on the Level 2 valuation hierarchy. The Company did not have any investments in securities as of December 31, 2012.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

ASC 820, Fair Value Measurements (ASC 820), clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability.

ASC 820 requires that the valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. ASC 820 establishes a three tier value hierarchy, which prioritizes inputs that may be used to measure fair value as follows:

■	Level 1—Quoted prices in active markets for identical assets or liabilities.

■

Level 2—Observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

■	Level 3—Inputs that are generally unobservable and typically reflect management’s estimate of assumptions that market participants would use in pricing the asset or liability.

The following table presents the Company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2013 and 2012 (in thousands):

	DECEMBER 31, 2013
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Money market funds	$16,268	$16,268	$—	$—

	DECEMBER 31, 2012
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Money market funds	$7,668	$7,668	$—	$—

Liabilities
Common stock warrant liability	$301	$—	$—	$301
Preferred stock warrant liability	1,884	—	—	1,884
Convertible notes payable	41,860	—	—	41,860

Total liabilities at fair value	$44,045	$—	$—	$44,045

The money market funds held as of December 31, 2013 and 2012 were in active markets and, therefore, are measured based on the Level 1 valuation hierarchy.

The Company estimated the fair value of the common and preferred stock warrant liabilities as of December 31, 2012 using the Probability Weighted Expected Return Method (PWERM), which analyzes the returns afforded to common equity holders under multiple future scenarios. Under the PWERM, share value is based upon the probability-weighted present value of expected future net cash flows (distributions to stockholders), considering each of the possible future events and giving consideration to the rights and preferences of each share class. This method is most appropriate when the long-term outlook for an enterprise is largely known and multiple future scenarios can be reasonably estimated.

The common and preferred stock warrant liabilities were valued by a PWERM valuation using six scenarios, which included three initial public offering scenarios, two merger scenarios and a sale of the Company’s intellectual property. An annual discount rate of 35% was applied to the PWERM valuations as of December 31, 2012. The common stock warrant liability valuation also included an 18% discount for lack of marketability as of December 31, 2012. As the PWERM estimates the fair value of the common and preferred stock warrant liabilities using unobservable inputs, it is considered to be a Level 3 fair value measurement.

Effective on the date of the IPO, under ASC 815-40-15, Contracts in Entity’s Own Equity (ASC 815-40-15), the common and preferred stock warrant liabilities were considered to be indexed to the Company’s stock, and accordingly, the total warrants liability of $2,669,000 was reclassified and included in stockholders’ equity (deficit) as of December 31, 2013. The Company revalued the warrants immediately prior to the IPO. The fair value of the warrants which would have expired on the date of the IPO unless exercised was determined using the intrinsic method based on the IPO price of $12.00 per share, which is deemed a Level 2 fair value measurement. The fair value of the warrants that would not have expired on the date of the IPO regardless of whether or not they were exercised was determined using the Black-Scholes-Merton option-pricing model, which is deemed a Level 3 fair value measurement.

As a result of the change in estimated fair value between December 31, 2012 or the issuance dates of the warrants issued during the year ended December 31, 2013 and the closing of the IPO, the Company recognized a net gain from the total change in estimated fair value of the common and preferred stock warrant liabilities as shown in the tables below.

The following table provides a reconciliation of the beginning and ending balances for the common and preferred stock warrant liabilities measured at fair value using significant unobservable inputs (Level 3). The amounts included in the “Transfers out of Level 3” represent the beginning balance in the interim quarter during which it was transferred (in thousands):

COMMON STOCK WARRANT LIABILITY
Fair value at December 31, 2012	$301
Warrants issued	900
Change in fair value recorded in change in fair value of financial instruments	377
Transfers out of Level 3	(434)
Reclassified to stockholders’ equity (deficit)	(1,144)

Fair value at December 31, 2013	$—

PREFERRED STOCK WARRANT LIABILITY
Fair value at December 31, 2012	$1,884
Change in fair value recorded in change in fair value of financial instruments	(823)
Transfers out of Level 3	(140)
Reclassified to stockholders’ equity (deficit)	(921)

Fair value at December 31, 2013	$—

Effective on the date of the IPO, all of the Company’s convertible notes were converted into shares of common stock. Prior to the IPO, convertible notes were valued by a PWERM valuation utilizing inputs similar to those used for estimating fair values of the common and preferred stock warrant liabilities described above. A discount rate of 25% was used for valuing the March and October 2012 Convertible Notes, defined in Note 9, as of December 31, 2012. A discount rate of 18% was used for valuing the October 2012 Subordinated Convertible Notes and the December 2012 Convertible Note, both defined in Note 9, as of December 31, 2012. These annual discount rates were applied in the PWERM valuation as of December 31, 2012. The Company revalued the convertible notes immediately prior to the IPO. As a result of the IPO, the number of shares to be issued became known and the Company estimated the fair value of the convertible notes using the intrinsic method based on the IPO price of $12.00 per share, which is deemed a Level 2 fair value measurement. Due to the change in estimated fair values between December 31, 2012 or the issuance dates of the convertible notes issued during the year ended December 31, 2013 and the closing of the IPO, the Company recognized a gain from the change in estimated fair value of the convertible notes as shown in the table below.

The following table provides a reconciliation of the beginning and ending balances for the convertible notes measured at fair value using significant unobservable inputs (Level 3). The amounts included in the “Transfers out of Level 3” represent the beginning balance in the interim quarter during which it was transferred (in thousands):

Fair value at December 31, 2012	$41,860
Convertible notes issued	9,069
Convertible notes cancelled	(1,360)
Accrued interest	1,299
Change in fair value recorded in change in fair value of financial instruments	(2,634)
Transfers out of Level 3	(48,234)

Fair value at December 31, 2013	$—

During the year ended December 31, 2013, as noted above, there were $574,000 of preferred and common stock warrants and $48,234,000 of convertible notes transferred from the Level 3 to Level 2 category. There were no such transfers from the Level 3 to Level 2 category during the year ended December 31, 2012. Further, there were no transfers from the Level 2 to Level 1 category during the years ended December 31, 2013 or 2012.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash, cash equivalents, short-term investments, accounts receivable and debt. The Company deposits its cash, cash equivalents and short-term investments with high credit quality domestic financial institutions with locations in the U.S. Such deposits may exceed federal deposit insurance limits. The Company believes the financial risks associated with these financial instruments are minimal.

The Company’s customer base is dispersed across many different geographic areas, and currently most customers are pest management distributors in the U.S. Generally, receivables are due up to 120 days from the invoice date and are considered past due after this date, although the Company may offer extended terms from time to time.

For the three months ended March 31, 2014 and 2013, 5% and 14%, respectively, of the Company’s revenues were generated from international customers.

The Company’s principal sources of revenues are its Regalia and Grandevo product lines. For the three months ended March 31, 2014 and 2013, 87% and 97%, respectively, of the Company’s revenues were generated from sales of Grandevo and Regalia.

Customers with 10% or more of the Company’s total revenues consist of the following:

	CUSTOMER A	CUSTOMER B	CUSTOMER C (1)	CUSTOMER D	CUSTOMER E	CUSTOMER F	CUSTOMER G	CUSTOMER H
For the three months ended March 31,
2014	17%	15%	12%	11%	11%	*	*	*
2013	13%	*	*	*	*	17%	15%	11%

*	Represents less than 10% of total revenues
(1)	Represents related party revenues. See Note 14 for further discussion.

Customers with 10% or more of the Company’s outstanding accounts receivable consist of the following:

	CUSTOMER A	CUSTOMER B (1)	CUSTOMER C	CUSTOMER D
March 31, 2014	16%	15%	11%	10%
December 31, 2013	19%	13%	11%	12%

(1)	Represents accounts receivable from related parties. See Note 14 for further discussion.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash, cash equivalents, short-term investments, accounts receivable and debt. The Company deposits its cash, cash equivalents and short-term investments with high credit quality domestic financial institutions with locations in the U.S. Such deposits may exceed federal deposit insurance limits. The Company believes the financial risks associated with these financial instruments are minimal.

The Company’s customer base is dispersed across many different geographic areas, and currently most customers are pest management distributors in the U.S. Generally, receivables are due up to 120 days from the invoice date and are considered past due after this date, although the Company may offer extended terms from time to time.

During the years ended December 31, 2013, 2012 and 2011, 8%, 20% and 7%, respectively, of the Company’s revenues were generated from international customers.

From inception through December 31, 2012, the Company’s principal source of revenues was its Regalia product line. During the year ended December 31, 2013, Grandevo and Regalia were the principal sources of the Company’s total revenues. During the years ended December 31, 2013, 2012 and 2011, these two product lines accounted for 97%, 96% and 96%, respectively, of the Company’s total revenues.

Customers with 10% or more of the Company’s total revenues consist of the following:

	CUSTOMER A	CUSTOMER B (1)	CUSTOMER C	CUSTOMER D	CUSTOMER E
For the years ended December 31,
2013	28%	10%	*	*	*
2012	33%	*	13%	12%	*
2011	39%	*	*	17%	10%

*	Represents less than 10% of total revenues
(1)	Represents related party revenues. See Note 18 for further discussion.

Customers with 10% or more of the Company’s outstanding accounts receivable consist of the following:

	CUSTOMER A	CUSTOMER B (1)	CUSTOMER C	CUSTOMER D	CUSTOMER E	CUSTOMER F	CUSTOMER G
December 31, 2013	19%	13%	12%	11%	*	*	*
December 31, 2012	*	*	*	33%	17%	11%	11%

*	Represents less than 10% of accounts receivable.
(1)	Represents accounts receivable from related parties. See Note 18 for further discussion.

Concentrations of Supplier Dependence

Concentrations of Supplier Dependence

The active ingredient in the Company’s Regalia product line is derived from the giant knotweed plant, which the Company obtains from China. The Company’s single supplier acquires raw knotweed from numerous regional sources and performs an extraction process on this plant, creating a dried extract that is shipped to the Company’s third- party manufacturer in the U.S. A disruption at this supplier’s manufacturing site or a disruption in trade between the U.S. and China could negatively impact sales of Regalia. The Company currently uses one supplier and does not have a long-term supply contract with this supplier. Although the Company has identified additional sources of knotweed, there can be no assurance that the Company will continue to be able to obtain dried extract from China at a competitive price.

Accounts Receivable

Accounts Receivable

The carrying value of the Company’s receivables represents their estimated net realizable values. The Company generally does not require collateral and estimates any required allowance for doubtful accounts based on historical collection trends, the age of outstanding receivables, and existing economic conditions. If events or changes in circumstances indicate that specific receivable balances may be impaired, further consideration is given to the collectibility of those balances and the allowance is recorded accordingly. Past-due receivable balances are written-off when the Company’s internal collection efforts have been unsuccessful in collecting the amount due. During the years ended December 31, 2013 and 2012, no receivable balances were written-off. As of December 31, 2013 and 2012, the Company had no allowance for doubtful accounts.

Inventories

Inventories

Inventories are stated at the lower of cost or market value (net realizable value or replacement cost) and include the cost of material and external labor and manufacturing costs. Cost is determined on the first-in, first-out basis. The Company provides for inventory reserves when conditions indicate that the selling price may be less than cost due to physical deterioration, obsolescence, changes in price levels, or other factors. Additionally, the Company provides reserves for excess and slow-moving inventory on hand that is not expected to be sold to reduce the carrying amount of excess slow-moving inventory to its estimated net realizable value. The reserves are based upon estimates about future demand from the Company’s customers and distributors and market conditions. As of March 31, 2014 and December 31, 2013, the Company had $45,000 in reserves against its inventories.

Inventories

Inventories are stated at the lower of cost or market value (net realizable value or replacement cost) and include the cost of material and external labor and manufacturing costs. Cost is determined on the first-in, first-out basis. The Company provides for inventory reserves when conditions indicate that the selling price may be less than cost due to physical deterioration, obsolescence, changes in price levels, or other factors. Additionally, the Company provides reserves for excess and slow-moving inventory on hand that is not expected to be sold to reduce the carrying amount of excess slow-moving inventory to its estimated net realizable value. The reserves are based upon estimates about future demand from the Company’s customers and distributors and market conditions. As of December 31, 2013, the Company had $45,000 in reserves against its inventories. As of December 31, 2012, the Company had no reserves against its inventories. During the year ended December 31, 2013, the Company recorded, as a component of cost of product revenues, an inventory write-off of $205,000 primarily due to abnormal scrap and the identification of inventory that was not suitable for sale and an adjustment of $194,000 to write-down its Zequanox inventory to net realizable value. During the year ended December 31, 2012, the Company recorded, as a component of cost of product revenues, an inventory write-off of $913,000 primarily due to an early formulation of the Zequanox line of products that was not suitable for sale.

Inventories, net consist of the following (in thousands):

	DECEMBER 31
	2013	2012
Raw materials	$5,355	$3,204
Work in progress	2,917	607
Finished goods	3,394	1,061

	$11,666	$4,872

Deferred Cost of Product Revenues

Deferred Cost of Product Revenues

Deferred cost of product revenues are stated at the lower of cost or net realizable value and include product sold where title has transferred but the criteria for revenue recognition have not been met. As of March 31, 2014 and December 31, 2013, the Company had $308,000 and $418,000, respectively, of current deferred cost of product revenues, which is included in prepaid expenses and other current assets in the condensed consolidated balance sheets.

Deferred Cost of Product Revenues

Deferred cost of product revenues are stated at the lower of cost or net realizable value and include product sold where title has transferred but the criteria for revenue recognition have not been met. As of December 31, 2013, the Company recorded current deferred cost of product revenues of $418,000 which is included in prepaid expenses and other current assets in the consolidated balance sheets. As of December 31, 2012, the Company had no deferred cost of product revenues. During the year ended December 31, 2013, the Company recorded an adjustment of $174,000 to write down the carrying value of deferred cost of product revenues to net realizable value.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment are recorded at cost and are depreciated using the straight-line method over their estimated useful lives. The Company generally uses the following estimated useful lives for each asset category:

ASSET CATEGORY	ESTIMATED USEFUL LIFE
Building	30 years
Computer equipment	2-3 years
Machinery and equipment	3-20 years
Office equipment	3-5 years
Furniture	3-5 years
Leasehold improvements	Shorter of lease term or useful life
Software	3 years

Amortization of assets under capital leases is included in depreciation expense. Maintenance, repairs and minor renewals are expensed as incurred. Expenditures that substantially increase an asset’s useful life are capitalized.

Deferred Financing Costs

Deferred Financing Costs

Deferred financing costs, net include fees and costs incurred to obtain long-term financing. The costs are being amortized over the terms of the respective loans on a basis that approximates level yield. Unamortized deferred financing fees are written-off when debt is retired before the maturity date. Upon the amendment or termination of debt, unamortized deferred financing fees are accounted for in accordance with ASC 470-50-40, Debt Modifications and Extinguishments (ASC 470-50-40). As of December 31, 2013, $458,000 and $148,000 of the deferred financing costs were recorded as a component of current and non-current other assets, respectively, and are being amortized to interest expense. As of December 31, 2012, $145,000 and $261,000 of the deferred financing costs were recorded as a component of current and non-current other assets, respectively, and are being amortized to interest expense.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Impairment losses related to long-lived assets are recognized in the event the net carrying value of such assets is not recoverable and exceeds fair value. The Company evaluates the recoverability of its long-lived assets whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. The carrying amount of a long-lived asset (asset group) is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset (asset group). If an asset is considered is not recoverable, the impairment loss is measured as the amount by which the carrying value of the asset group exceeds its estimated fair value. To date, the Company has not recognized any such impairment loss associated with its long-lived assets.

Preferred Stock Warrant Liability

Preferred Stock Warrant Liability

The Company accounted for outstanding warrants exercisable into shares of its preferred stock as liability instruments as the preferred stock into which these warrants were convertible were contingently redeemable upon the occurrence of certain events or transactions. The Company adjusted the warrant instruments to fair value at each reporting period with the change in fair value recorded as a component of change in estimated fair value of financial instruments in the consolidated statements of operations. Effective on the date of the IPO, under ASC 815-40-15, the preferred stock warrant liabilities were considered to be indexed to the Company’s stock, and accordingly, the total warrants liability was reclassified and included in stockholders’ equity (deficit) as of December 31, 2013.

Common Stock Warrant Liability

Common Stock Warrant Liability

The Company issued detachable common stock warrants in connection with the October 2012 and April 2013 Junior Secured Promissory Notes as defined and discussed in Note 8 to purchase a variable number of the Company’s shares of common stock based on a fixed monetary amount. As the predominant settlement feature of these common stock warrants was to settle a fixed monetary amount in a variable number of shares, these common stock warrants fell within the scope of ASC 480, Distinguishing Liabilities from Equity (ASC 480). Accordingly, these common stock warrants were recorded at estimated fair value on their issuance date and were adjusted to their estimated fair value as of each reporting date with the change in estimated fair value recorded as a component of change in estimated fair value of financial instruments in the accompanying consolidated statements of operations. Effective on the date of the IPO, under ASC 815-40-15, the common stock warrant liabilities were considered to be indexed to the Company’s stock, and accordingly, the total warrants liability was reclassified and included in stockholders’ equity (deficit) as of December 31, 2013.

Revenue Recognition

Revenue Recognition

The Company recognizes revenues when persuasive evidence of an arrangement exists, delivery and transfer of title has occurred or services have been rendered, the price is fixed or determinable, and collectability is reasonably assured, unless contractual obligations, acceptance provisions or other contingencies exist. If such obligations or provisions exist, revenue is recognized after such obligations or provisions are fulfilled or expire.

Product revenues consist of revenues generated from sales to distributors and from sales of the Company’s products to direct customers, net of rebates and cash discounts. For sales of products made to distributors, the Company considers a number of factors in determining whether revenue is recognized upon transfer of title to the distributor, or when payment is received. These factors include, but are not limited to, whether the payment terms offered to the distributor in comparison to the Company’s historical terms are considered to be longer than normal payment terms, the distributor history of adhering to the terms of its contractual arrangements with the Company, whether the Company has a pattern of granting concessions for the benefit of the distributor, and whether there are other conditions that may indicate that the sale to the distributor is not substantive. When the Company offers payment terms that are considered to be extended in comparison to the Company’s historical terms, the Company considers the arrangement not to be fixed or determinable, and accordingly, revenue is deferred until payment is due. The costs associated with such deferral are also deferred and classified in prepaid expenses and other current assets in the condensed consolidated balance sheets. The Company currently recognizes revenue primarily on the sell-in method with its distributors. Distributors generally do not have price protection or return rights.

As of March 31, 2014 and December 31, 2013, the Company had current deferred product revenues of $824,000 and $1,016,000, respectively.

From time to time, the Company offers certain product rebates, which are recorded as reductions to product revenues. An accrued liability for these product rebates is recorded at the time the revenues are recorded.

The Company recognizes license revenues pursuant to strategic collaboration and distribution agreements under which the Company receives payments for the achievement of testing validation, regulatory progress and commercialization events. As these activities and payments are associated with exclusive rights that the Company provides in connection with strategic collaboration and distribution agreements over the term of the agreements, revenues related to the payments received are deferred and recognized over the term of the exclusive distribution period of the respective agreement. No payments were received under these agreements during the three months ended March 31, 2014 and 2013. For the three months ended March 31, 2014 and 2013, the Company recognized $45,000 and $48,000, respectively, as license revenues in the accompanying condensed consolidated statements of operations.

For the three months ended March 31, 2014 and 2013, the Company recognized $328,000 and $33,000 of related party revenues under these agreements, respectively, based on the terms of the Company’s agreements with Syngenta, an affiliate of one of our 5% stockholders, of which, $292,000 was recognized during the three months ended March 31, 2014 upon the termination of one of these agreements.

At March 31, 2014, the Company recorded current and non-current deferred revenues of $224,000 and $1,099,000, respectively, related to payments received under these agreements, of which $31,000 and $404,000, respectively, related to deferred revenues from related parties based on the terms of the Company’s commercial agreement with Syngenta. At December 31, 2013, the Company recorded current and non-current deferred revenues of $324,000 and $1,372,000, respectively, related to payments received under these agreements, of which $131,000 and $628,000, respectively, related to deferred revenues from related parties based on the terms of the Company’s agreements with Syngenta.

Revenue Recognition

The Company recognizes revenues when persuasive evidence of an arrangement exists, delivery and transfer of title has occurred or services have been rendered, the price is fixed or determinable, and collectability is reasonably assured, unless contractual obligations, acceptance provisions or other contingencies exist. If such obligations or provisions exist, revenue is recognized after such obligations or provisions are fulfilled or expire.

Product revenues consist of revenues generated from sales to distributors and from sales of the Company’s products to direct customers, net of rebates and cash discounts. For sales of products made to distributors, the Company considers a number of factors in determining whether revenue is recognized upon transfer of title to the distributor, or when payment is received. These factors include, but are not limited to, whether the payment terms offered to the distributor in comparison to the Company’s historical terms are considered to be longer than normal payment terms, the distributor history of adhering to the terms of its contractual arrangements with the Company, whether the Company has a pattern of granting concessions for the benefit of the distributor, and whether there are other conditions that may indicate that the sale to the distributor is not substantive. When the Company offers payment terms that are considered to be extended in comparison to the Company’s historical terms, the Company considers the arrangement not to be fixed or determinable, and accordingly, revenue is deferred until payment is due. The costs associated with such deferral are also deferred and classified in prepaid expenses and other current assets in the consolidated balance sheets. The Company currently recognizes revenue primarily on the sell-in method with its distributors. Distributors do not have price protection or return rights.

As of December 31, 2013, the Company recorded current deferred product revenues of $1,016,000. As of December 31, 2012, the Company had no deferred product revenues.

From time to time, the Company offers certain product rebates, which are recorded as reductions to product revenues. An accrued liability for these product rebates is recorded at the time the revenues are recorded.

The Company recognizes license revenues pursuant to strategic collaboration and distribution agreements under which the Company receives payments for the achievement of testing validation, regulatory progress and commercialization events. As these activities and payments are associated with exclusive rights that the Company provides in connection with strategic collaboration and distribution agreements over the term of the agreements, revenues related to the payments received are deferred and recognized over the term of the exclusive distribution period of the respective agreement. For the years ended December 31, 2012 and 2011, the Company received payments totaling $1,533,000 and $833,000, respectively, of which $1,000,000 was received from a related party for the year ended December 31, 2012. No payments were received under these agreements during the year ended December 31, 2013. For the years ended December 31, 2013, 2012 and 2011, the Company recognized $193,000, $179,000 and $57,000, respectively, as license revenues, excluding related party revenues, in the accompanying consolidated statements of operations.

For the year ended December 31, 2013, the Company recognized $131,000 of related party revenues under these agreements based on the terms of the Company’s commercial agreement with Syngenta, an affiliate of one of our 5% stockholders. In addition, in connection with the December 2012 Convertible Note issued to a related party in December 2012, which is described in Note 9, the Company recorded a reduction of license revenues included in related party revenues of $110,000 for the year ended December 31, 2012. There were no related party license revenues recognized for the years ended December 31, 2012 and 2011.

At December 31, 2013, the Company recorded current and non-current deferred revenues of $324,000 and $1,372,000, respectively, related to payments received under these agreements, of which $131,000 and $628,000, respectively, related to deferred revenues from related parties based on the terms of the Company’s commercial agreement with Syngenta. At December 31, 2012, the Company recorded current and non-current deferred revenues of $324,000 and $1,696,000, respectively, related to payments received under these agreements, of which $131,000 and $759,000, respectively, related to deferred revenues from related parties based on the terms of the Company’s commercial agreement with Syngenta.

Research, Development and Patent Expenses

Research, Development and Patent Expenses

Research and development expenditures, which primarily consist of payroll-related expenses, toxicology costs, regulatory costs, consulting costs and lab costs, and patent expenses, which primarily consist of legal costs relating to the patents and patent filing costs, are expensed to operations as incurred. For the three months ended March 31, 2014 and 2013, research and development expenses totaled $3,985,000 and $3,064,000, respectively, and patent expenses totaled $297,000 and $219,000, respectively.

Research, Development and Patent Expenses

Research and development expenditures, which primarily consist of payroll-related expenses, toxicology costs, regulatory costs, consulting costs and lab costs, and patent expenses, which primarily consist of legal costs relating to the patents and patent filing costs, are expensed to operations as incurred. For the years ended December 31, 2013, 2012 and 2011, research and development expenses totaled $16,827,000, $12,140,000 and $9,133,000, respectively, and patent expenses totaled $987,000, $601,000 and $277,000, respectively. Grants received from third parties for research and development activities are recorded as reductions of expense over the term of the agreement as the related activities are conducted. For the years ended December 31, 2012 and 2011, the Company received payments under grants totaling $140,000 and $164,000, respectively. There were no grants received for the year ended December 31, 2013. Of these amounts, $31,000 was recorded in accrued liabilities as accrued grant proceeds for which the underlying grant services had not been provided as of December 31, 2011. There were no accrued grant proceeds for the years ended December 31, 2013 and 2012. For the years ended December 31, 2012 and 2011, the Company reduced research and development expenses by $171,000 and $195,000, respectively, as services were performed under the grants. There was no reduction to research and development expenses for services performed under grants for the year ended December 31, 2013.

Shipping and Handling Costs

Shipping and Handling Costs

Amounts billed for shipping and handling are included as a component of product revenues. Related costs for shipping and handling have been included as a component of cost of product revenues.

Advertising		Advertising The Company expenses advertising costs as incurred. Advertising costs for the years ended December 31, 2013, 2012 and 2011, were $760,000, $609,000 and $286,000, respectively.
Share-Based Compensation

Share-Based Compensation

The Company recognizes share-based compensation expense for all stock options made to employees and directors based on estimated fair values.

The Company estimates the fair value of stock options on the date of grant using an option-pricing model. The value of the portion of the stock options that is ultimately expected to vest is recognized as expense over the requisite service periods using the straight-line method. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

For purposes of determining the Company’s historical share-based compensation expense, it used the Black-Scholes-Merton (BSM) option-pricing model to calculate the estimated fair value of stock options on the measurement date (generally, the grant date). This model requires inputs for the expected life of the stock options, estimated volatility factor, risk-free interest rate, and expected dividend yield. The Company’s estimates of forfeiture rates also affect the amount of aggregate compensation expense. These inputs are subjective and generally require significant judgment. For the years ended December 31, 2013, 2012 and 2011, the Company calculated the fair value of stock options granted using the following assumptions:

	YEAR ENDED DECEMBER 31
	2013	2012	2011
Expected life (years)	5.29-7.71	5.00-6.08	5.00-6.28
Estimated volatility factor	0.70-0.75	0.72-0.76	0.70
Risk-free interest rate	1.27%-2.11%	0.74%-1.16%	0.86%-2.40%
Expected dividend yield	—	—	—

Expected Life—The Company’s expected life represents the period that its share-based payment awards are expected to be outstanding. The Company uses the “simplified method” in accordance with Staff Accounting Bulletin (SAB) No. 107, Share-Based Payment, and SAB No. 110, Simplified Method for Plain Vanilla Share Options, to develop the expected term of options determined to be “plain vanilla.” Under this approach, the expected term is presumed to be the midpoint between the vesting date and the contractual end of the option grant. For stock options granted with an exercise price not equal to the determined fair market value, the Company estimates the expected life based on historical data and management’s expectations about exercises and post-vesting termination behavior.

Estimated Volatility Factor—The Company uses the calculated volatility based upon the trading history and calculated volatility of the common stock of comparable agricultural biotechnology companies in determining an estimated volatility factor.

Risk-Free Interest Rate—The Company bases the risk-free interest rate on the implied yield currently available on U.S. Treasury constant-maturity securities with the same or substantially equivalent remaining term.

Expected Dividend Yield—The Company has not declared dividends nor does it expect to in the foreseeable future. Therefore, a zero value was assumed for the expected dividend yield.

Estimated Forfeitures—When estimating forfeitures, the Company considers voluntary and involuntary termination behavior and actual option forfeitures.

If in the future the Company determines that other methods are more reasonable, or other methods for calculating these assumptions are prescribed by authoritative guidance, the fair value calculated for the Company’s stock options could change significantly. Higher volatility and longer expected lives result in an increase to share-based compensation expense determined at the grant date. Share-based compensation expense affects the Company’s research, development and patent expense and selling, general and administrative expense.

Other Income (Expense), Net

Other Income (Expense), Net

Other income (expense), net included net losses resulting from foreign currency transactions in the amount of $53,000 and $54,000 for the years ended December 31, 2013 and 2012, respectively. There were no losses from foreign currency transactions for the year ended December 31, 2011. In addition, in 2013, other income (expense), net included a loss on disposal of fixed assets totaling $231,000. There were no losses on disposals of fixed assets during the years ended December 31, 2012 and 2011.

Income Taxes

Income Taxes

The Company uses the asset and liability method of accounting for income taxes. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to the differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. To the extent deferred tax assets cannot be recognized under the preceding criteria, the Company establishes valuation allowances as necessary to reduce deferred tax assets to the amounts expected to be realized. As of December 31, 2013 and 2012, all deferred tax assets were fully offset by a valuation allowance. Realization of deferred tax assets is dependent upon future federal, state, and foreign taxable income. The Company’s judgments regarding deferred tax assets may change as the Company expands into international jurisdictions, due to future market conditions, changes in U.S. or international tax laws, and other factors. These changes, if any, may require possible material adjustments to these deferred tax assets, resulting in a reduction in net income or an increase in net loss in the period when such determinations are made.

The Company recognizes liabilities for uncertain tax positions based upon a two-step process. To the extent a tax position does not meet a more-likely-than-not level of certainty; no benefit is recognized in the consolidated financial statements. If a position meets the more-likely-than-not level of certainty, it is recognized in the consolidated financial statements at the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. The Company’s policy is to analyze the Company’s tax positions taken with respect to all applicable income tax issues for all open tax years (in each respective jurisdiction). As of December 31, 2013 and 2012, the Company has concluded that no uncertain tax positions were required to be recognized in its consolidated financial statements. It is the Company’s practice to recognize interest and penalties related to income tax matters in income tax expense. No amounts were recognized for interest and penalties during the years ended December 31, 2013, 2012 and 2011.

Comprehensive Loss

Comprehensive Loss

Comprehensive loss represents the net loss for the period plus the results of certain changes to stockholders’ equity (deficit) that are not reflected in the consolidated statements of operations, if applicable. The only component of the Company’s comprehensive loss for the periods presented is net loss.

Net Loss Per Share

Net Loss Per Share

Basic net loss per share, which excludes dilution, is computed by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period. Diluted net loss per share reflects the potential dilution that could occur if securities or other contracts to issue common stock, such as stock options, convertible notes, convertible preferred stock and warrants, result in the issuance of common stock which share in the losses of the Company. Certain potential shares of common stock have been excluded from the computation of diluted net loss per share for certain periods as their effect would be anti-dilutive. Such potentially dilutive shares are excluded when the effect would be to reduce the loss per share. The treasury stock method has been applied to determine the dilutive effect of warrants. See Note 4 for further discussion.

Segment Information		Segment Information The Company is organized as a single operating segment, whereby its chief operating decision maker assesses the performance of and allocates resources to the business as a whole.
Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

There have been no new accounting pronouncements issued during the three months ended March 31, 2014 that are of significance, or potential significance, to the Company.

Recently Issued Accounting Pronouncements

There have been no new accounting pronouncements issued during the year ended December 31, 2013 that are of significance, or potential significance, to the Company.

Reclassifications	Reclassifications Certain prior period amounts have been reclassified to conform to the current year presentation. These reclassifications have no effect on previously reported net income.

Reclassifications

Certain amounts in 2012 and 2011 have been reclassified to conform with the 2013 financial statement presentations. These reclassifications have no effect on previously reported net income.

Acquisition

Acquisition

On July 19, 2012 (Acquisition Date), the Company purchased land, a building and equipment (Manufacturing Plant) for $1,459,000, including $341,000 of transaction costs. The Manufacturing Plant is located in Bangor, Michigan. Prior to the acquisition, the Manufacturing Plant was owned by a bank and sold in a foreclosure auction. Accordingly, the purchase price for the Manufacturing Plant was less than the estimated fair value of the assets acquired by $257,000. The excess of fair value of the assets acquired over the purchase price was allocated on a relative fair value basis to all assets acquired. The acquisition of the Manufacturing Plant will allow the Company to manufacture certain products internally and improve the overall operating efficiencies and margins of the business as the production of these products historically has been outsourced.

The acquisition was accounted for as an asset acquisition in accordance with ASC 805, Business Combinations (ASC 805). The assets acquired under the Manufacturing Plant acquisition have been included in the Company’s condensed consolidated financial statements from the Acquisition Date. The purchase price was allocated to assets acquired as of the Acquisition Date.

Prior to the allocation of the excess of fair value of the assets acquired over the purchase price, the assets acquired are first measured at their fair values. The Company engaged a third-party valuation firm to assist with its estimated fair value of the assets acquired. The following methods and assumptions are used to estimate the fair value of each class of asset acquired:

Land—Market approach based on similar, but not identical, transactions in the market. Adjustments to comparable sales are based on both the quantitative and qualitative data.

Building—The cost approach, market approach and income approach were used to assess fair value. Cost approach is based on replacement cost new less depreciation adjusted for physical deterioration, functional obsolescence and external/economic obsolescence, as applicable. The market approach is based on similar, but not identical, transactions in the market using both quantitative and qualitative data. The income approach is based on the direct capitalization method using similar but not identical lease rates and making an assessment of net operating income.

Equipment—Both the cost approach and the market approach were used to assess fair value. Cost approach is based on replacement cost new less depreciation adjusted for physical deterioration, functional obsolescence and external/economic obsolescence, as applicable. The market approach is based on similar, but not identical, transactions in the market using both quantitative and qualitative data.

The following table summarizes the estimated fair value of the assets acquired as of the Acquisition Date, which were determined using Level 2 and 3 inputs as described above (in thousands):

JULY 19, 2012
Land	$1
Building	314
Equipment	1,144

Assets acquired	$1,459

As the Manufacturing Plant had not yet been placed in full service as of March 31, 2014, the assets acquired, except the land, were recorded as construction in progress as a component of property, plant and equipment in the accompanying condensed consolidated balance sheets as of March 31, 2014 and December 31, 2013. In addition, interest expense in the amount of $1,271,000 and $801,000 was recorded in construction in progress as of March 31, 2014 and December 31, 2013, respectively.